Accounting Policies (Tables)	12 Months Ended
Dec. 27, 2014
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Raw materials	$462	$458
Work in process	2,375	1,998
Finished goods	1,436	1,716
Total inventories	$4,273	$4,172

Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Land and buildings	$22,989	$21,098
Machinery and equipment	44,441	40,540
Construction in progress	12,279	11,778
Total property, plant and equipment, gross	79,709	73,416
Less: accumulated depreciation	(46,471)	(41,988)
Total property, plant and equipment, net	$33,238	$31,428

Schedule Of Useful Life Ranges For Identified Intangible Assets [Table Text Block]
The estimated useful life ranges for substantially all identified intangible assets that are subject to amortization as of December 27, 2014 were as follows:

(In Years)	Estimated Useful Life
Acquisition-related developed technology	4	–	9
Acquisition-related customer relationships	6	–	9
Acquisition-related trade names	5	–	8
Licensed technology and patents	5	–	17